Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:
Condensed Balance Sheets

	December 31,
(in thousands)	2022	2021
Assets
Cash and due from bank subsidiaries	$2,464	$1,805
Investment in bank-issued trust preferred securities	1,177	1,288
Investment in subsidiaries	172,752	197,243
Deferred tax asset	49	589
Other assets	3,490	1,238
Total assets	$179,932	$202,163

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	3,035	3,721
Stockholders’ equity	127,411	148,956
Total liabilities and stockholders’ equity	$179,932	$202,163

Schedule of Condensed Statements of Income
Condensed Statements of Income

	For the Years Ended December 31,
(in thousands)	2022	2021	2020
Income
Interest and dividends received from subsidiaries	$11,497	$8,512	$4,946
Other	1,108	404	—
Total income	12,605	8,916	4,946
Expenses
Interest on subordinated notes	2,072	1,227	1,527
Other	3,191	3,200	2,692
Total expenses	5,263	4,427	4,219
Income before income tax benefit and equity in undistributed income of subsidiaries	7,342	4,489	727
Income tax benefit	859	837	876
Equity in undistributed income of subsidiaries	12,550	17,191	12,690
Net income	$20,751	$22,517	$14,293

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the Years Ended December 31,
(in thousands)	2022	2021	2020
Cash flows from operating activities:
Net income	$20,751	$22,517	$14,293
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(12,550)	(17,191)	(12,690)
Decrease in deferred tax asset	540	907	432
Other, net	(1,060)	(607)	1,031
Net cash provided by operating activities	$7,681	$5,626	$3,066
Cash flows from investing activities:
(Increase) decrease in investment in subsidiaries, net	$110	$(70)	$307
Net cash provided by (used in) investing activities	$110	$(70)	$307
Cash flows from financing activities:
Cash dividends paid - common stock	$(4,240)	$(3,616)	$(3,030)
Purchase of treasury stock	(2,892)	(2,148)	(906)
Net cash used in financing activities	$(7,132)	$(5,764)	$(3,936)
Net increase (decrease) in cash and due from banks	659	(208)	(563)
Cash and due from banks at beginning of year	1,805	2,013	2,576
Cash and due from banks at end of year	$2,464	$1,805	$2,013